Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2019 PHP (₱) USD ($)	Dec. 31, 2018 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.00
Transactions Not Designated As Hedges [Member] | Foreign Exchange Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.185
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	₱ (71,000,000)	₱ 243,000,000
Transactions Designated As Hedges | Long Term Currency Swaps
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(12,000,000)	50,000,000
Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(5,000,000)	115,000,000
Two Hundred MUFG Bank Ltd [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(40,000,000)	188,000,000
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 114,000,000
Trade Date	Various dates in 2017 and 2018
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2018
Weighted Average Foreign Exchange Rate	51.68
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 120,000,000
Trade Date	Various dates in 2017 and 2018
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2018
Weighted Average Foreign Exchange Rate	52.13
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Various Dates In Two Thousand Seventeen And Two Thousand Eighteen | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4,000,000
Trade Date	Various dates in 2017 and 2018
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2018
Weighted Average Foreign Exchange Rate	50.64
Termination Date Various Dates in January Two Thousand and Twenty to April Two Thousand and Twenty [Member] | US Dollar Liabilities [Member] | Various Dates in Two Thousand And Nineteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 22,000,000
Trade Date	Various dates in 2019
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in January 2020 to April 2020
Weighted Average Foreign Exchange Rate	51.04
Notional Amount	₱ 22,000,000	34,000,000
Net Mark-to-market Gains (Losses)	(12,000,000)	(22,000,000)
Termination Date December Fourteen Two Thousand Eighteen | E U R Assets | Various Dates In August Two Thousand And Eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 9,000,000
Trade Date	Various dates in August 2018
Underlying Transaction	EUR Assets
Termination Date	December 14, 2018
Weighted Average Foreign Exchange Rate	1.17
Termination Date December Fourteen Two Thousand Eighteen | E U R Assets | Various Dates In Two Thousand And Eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 11,000,000
Trade Date	Various dates in 2018
Underlying Transaction	EUR Assets
Termination Date	December 14, 2018
Weighted Average Foreign Exchange Rate	62.95
Termination Date January Two Thousand And Twenty | E U R Assets | Various dates in two thousand eighteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 5,000,000
Trade Date	Various dates in July and August 2019
Underlying Transaction	EUR Assets
Termination Date	January 2020
Weighted Average Foreign Exchange Rate	58.65
Notional Amount	₱ 5,000,000
Net Mark-to-market Gains (Losses)	8,000,000
Termination date various dates in november and december two thousand and eighteen [Member] | E U R Assets | Various Dates In Two Thousand And Eighteen [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 36,000,000
Trade Date	Various dates in 2018
Underlying Transaction	EUR Assets
Termination Date	Various dates in November and December 2018
Weighted Average Foreign Exchange Rate	1.161
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Liabilities [Member] | Various dates In Thousand Eighteen And Thousand Nineteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 144,000,000
Trade Date	Various dates in 2018 and 2019
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2019
Weighted Average Foreign Exchange Rate	52.73
Notional Amount	₱ 23,000,000	54,000,000
Net Mark-to-market Gains (Losses)		(38,000,000)
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Cash Conversion [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)	(26,000,000)	(60,000,000)
Termination Date Various Dates In Two Thousand Nineteen | US Dollar Cash Conversion [Member] | Various Dates in Two Thousand And Nineteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | PCEV [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 22,000,000
Trade Date	Various dates in 2019
Underlying Transaction	U.S. Dollar Cash Conversion
Termination Date	Various dates in 2019
Weighted Average Foreign Exchange Rate	52.24
Notional Amount	₱ 22,000,000
Termination Date Various Dates In Two Thousand Twenty | US Dollar Liabilities [Member] | Various Dates in Two Thousand And Nineteen [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 41,000,000
Trade Date	Various dates in 2019
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in 2020
Weighted Average Foreign Exchange Rate	51.44
Notional Amount	₱ 41,000,000
Net Mark-to-market Gains (Losses)	(22,000,000)
Termination date various dates in two thousand twenty [Member] | US Dollar Liabilities [Member] | Various Dates In January And March Two Thousand Twenty | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 16,000,000
Trade Date	Various dates in January and March 2020
Underlying Transaction	U.S. Dollar Liabilities
Termination Date	Various dates in March and May 2020
Weighted Average Foreign Exchange Rate	50.79
Termination Date January Sixteen Two Thousand Eighteen Member [Member] | Three Hundred Term Loan Member [Member] | Various Dates In Two Thousand Thirteen And Two Thousand Fifteen | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 240,000,000
Trade Date	Various dates in 2013 and 2015
Underlying Transaction	300 Term Loan
Termination Date	January 16, 2018
Weighted Average Hedge Cost	2.17%
Termination Date January Sixteen Two Thousand Eighteen Member [Member] | Three Hundred Term Loan Member [Member] | October Two Thousand Fifteen To June Two Thousand Sixteen Member [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 140,000,000
Trade Date	October 2015 to June 2016
Underlying Transaction	300 Term Loan
Termination Date	January 16, 2018
Weighted Average Hedge Cost	2.20%
Weighted Average Foreign Exchange Rate	46.67
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | August Two Thousands Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 100,000,000
Trade Date	August 2014
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	3.46%
Notional Amount	₱ 95,000,000	96,000,000
Net Mark-to-market Gains (Losses)	(6,000,000)	55,000,000
Termination Date August Eleven Two Thousand Twenty Member [Member] | Hundred PNB [Member] | January Two Thousand Seventeen Member [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 4,000,000
Trade Date	January 2017
Underlying Transaction	100 PNB
Termination Date	August 11, 2020
Weighted Average Hedge Cost	1.01%
Weighted Average Foreign Exchange Rate	49.79
Notional Amount	₱ 1,000,000	2,000,000
Net Mark-to-market Gains (Losses)	1,000,000	7,000,000
Termination Date September Two Two Thousand Twenty Member [Member] | Fifty Metro Bank Member [Member] | September Two Thousand Fourteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 50,000,000
Trade Date	September 2014
Underlying Transaction	50 Metrobank
Termination Date	September 2, 2020
Weighted Average Hedge Cost	3.47%
Notional Amount	₱ 48,000,000	48,000,000
Net Mark-to-market Gains (Losses)	(5,000,000)	25,000,000
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred Term Loan Member [Member] | April And June Two Thousands Fifteen Member [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 150,000,000
Trade Date	April and June 2015
Underlying Transaction	200 Term Loan
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.70%
Notional Amount	₱ 56,000,000	79,000,000
Net Mark-to-market Gains (Losses)	2,000,000	66,000,000
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | April And June Two Thousands Seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	April and June 2017
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	August 26, 2019
Weighted Average Hedge Cost	1.63%
Weighted Average Foreign Exchange Rate	49.51
Notional Amount		3,000,000
Net Mark-to-market Gains (Losses)		9,000,000
Termination Date August Twenty Six Two Thousand Nineteen Member [Member] | Two Hundred MUFG Bank Ltd [Member] | January Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 2,000,000
Trade Date	January 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	August 26, 2019
Weighted Average Hedge Cost	1.59%
Weighted Average Foreign Exchange Rate	49.86
Notional Amount		1,000,000
Net Mark-to-market Gains (Losses)		3,000,000
Termination Date February Twenty Six Two Thousand and Twenty [Member] | Two Hundred MUFG Bank Ltd [Member] | February Two Thousand Eighteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	February 2018
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 26, 2020
Weighted Average Hedge Cost	1.82%
Weighted Average Foreign Exchange Rate	51.27
Notional Amount	₱ 1,000,000	5,000,000
Net Mark-to-market Gains (Losses)	(2,000,000)	6,000,000
Termination Date February Twenty Five Two Thousand And Twenty Two [Member] | Two Hundred MUFG Bank Ltd [Member] | November Two Thousand Eighteen To June Two Thousand Nineteen | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 22,000,000
Trade Date	November 2018 to June 2019
Underlying Transaction	200 MUFG Bank, Ltd.
Termination Date	February 25, 2022
Weighted Average Hedge Cost	2.28%
Weighted Average Foreign Exchange Rate	52.08
Notional Amount	₱ 17,000,000	11,000,000
Net Mark-to-market Gains (Losses)	(30,000,000)	17,000,000
Termination Date June Twenty Two Thousand Eighteen [Member] | One Hundred Twenty Term Loan [Member] | Various Dates In Two Thousand Thirteen And Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 110,000,000
Trade Date	Various dates in 2013 and 2014
Underlying Transaction	120 Term Loan
Termination Date	June 20, 2018
Weighted Average Hedge Cost	2.22%
Termination Date March Seven Two Thousand Nineteen [Member] | Hundred Bank Of Tokyo [Member] | Various Dates Two Thousand Fourteen And Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 85,000,000
Trade Date	Various dates in 2014 and 2015
Underlying Transaction	100 Bank of Tokyo
Termination Date	March 7, 2019
Weighted Average Hedge Cost	2.23%
Notional Amount		10,000,000
Net Mark-to-market Gains (Losses)		3,000,000
Termination Date May Fourteen Two Thousand Nineteen [Member] | Fifty Mizuho [Member] | October Two Two Thousand Fourteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 50,000,000
Trade Date	October 2, 2014
Underlying Transaction	50 Mizuho
Termination Date	May 14, 2019
Weighted Average Hedge Cost	2.58%
Notional Amount		5,000,000
Net Mark-to-market Gains (Losses)		2,000,000
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various dates In Thousand Eighteen And Thousand Nineteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 13,000,000
Trade Date	Various dates in 2018 and 2019
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.06%
Weighted Average Foreign Exchange Rate	51.93
Notional Amount	₱ 4,000,000	9,000,000
Net Mark-to-market Gains (Losses)	(6,000,000)	6,000,000
Termination Date March Four Two Thousand Twenty [Member] | Two Hundred Mizuho [Member] | Various Dates In Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 200,000,000
Trade Date	Various dates in 2015
Underlying Transaction	200 Mizuho
Termination Date	March 4, 2020
Weighted Average Hedge Cost	2.10%
Notional Amount	₱ 22,000,000	67,000,000
Net Mark-to-market Gains (Losses)	4,000,000	52,000,000
Termination Date December Seven Two Thousand Twenty One [Member] | Hundred Mizuho [Member] | February Two Thousand Sixteen [Member] | Transactions Designated As Hedges | Interest Rate Swap1
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 30,000,000
Trade Date	February 2016
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.03%
Notional Amount	₱ 12,000,000	18,000,000
Net Mark-to-market Gains (Losses)	5,000,000	24,000,000
Termination Date December Seven Two Thousand Twenty One [Member] | Two Thousand Fifteen Mizuho US Hundred [Member] | February Two Thousand Nineteen | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 6,000,000
Trade Date	February 2019
Underlying Transaction	2015 Mizuho US$100M
Termination Date	December 7, 2021
Weighted Average Hedge Cost	2.22%
Weighted Average Foreign Exchange Rate	51.83
Notional Amount	₱ 4,000,000
Net Mark-to-market Gains (Losses)	(5,000,000)
Termination Date March Five Two Thousand Eighteen [Member] | Two Hundred Mizuho [Member] | Various Dates In Two Thousand Fifteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 100,000,000
Trade Date	Various dates in 2015
Underlying Transaction	200 Mizuho
Termination Date	March 5, 2018
Weighted Average Hedge Cost	2.21%
Weighted Average Foreign Exchange Rate	46.66
Termination Date December Seven Two Thousand Eighteen [Member] | Hundred Mizuho [Member] | Various Dates In Two Thousand Sixteen | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 45,000,000
Trade Date	Various dates in 2016
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2018
Weighted Average Hedge Cost	1.93%
Weighted Average Foreign Exchange Rate	46.55
Termination Date May Thirty One Two Thousand Eighteen [Member] | Eighty CBC [Member] | Various dates in two thousand seventeen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 11,000,000
Trade Date	Various dates in 2017
Underlying Transaction	80 CBC
Termination Date	May 31, 2018
Weighted Average Hedge Cost	1.28%
Weighted Average Foreign Exchange Rate	49.66
Termination Date December Seven Two Thousand Twenty [Member] | Hundred Mizuho [Member] | Various dates in two thousand seventeen two thousand eighteen and two thousand nineteen [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount	₱ 18,000,000
Trade Date	Various dates in 2017, 2018 and 2019
Underlying Transaction	100 Mizuho
Termination Date	December 7, 2020
Weighted Average Hedge Cost	1.77%
Weighted Average Foreign Exchange Rate	50.98
Notional Amount	₱ 9,000,000	16,000,000
Net Mark-to-market Gains (Losses)	₱ (3,000,000)	₱ 28,000,000